Average Annual Total Returns (Mid Cap Value Equity Trust)	12 Months Ended
May 01, 2011
Russell MidCap Value Index
Average Annual Return:
One Year	24.75%
Since Inception	2.53%
Date of Inception	Apr. 28, 2006
Series NAV, Mid Cap Value Equity Trust
Average Annual Return:
One Year	23.12%
Since Inception	2.39%
Date of Inception	Apr. 28, 2006